Income Tax Note: Summary of Operating Loss Carryforwards (Details) (USD $)	Jan. 31, 2013
Federal net operating loss carry forwards that will expire	$ 2,948,256
2026
Federal net operating loss carry forwards that will expire	1,188
2027
Federal net operating loss carry forwards that will expire	14,932
2028
Federal net operating loss carry forwards that will expire	231,644
2029
Federal net operating loss carry forwards that will expire	430,210
2030
Federal net operating loss carry forwards that will expire	378,766
2031
Federal net operating loss carry forwards that will expire	508,891
2032
Federal net operating loss carry forwards that will expire	858,698
2033
Federal net operating loss carry forwards that will expire	$ 523,927